Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) ($)	Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)	Net Income (thousands)(8) ($)	Diluted EPS(9) ($)

2025	9,249,676	34,558,802	2,646,724	10,732,212	384.67	203.00	1,812,281	4.40
2024	8,797,474	34,924,915	3,446,319	11,645,926	285.69	150.41	1,571,592	3.79
2023	7,570,256	19,652,770	2,837,688	6,352,215	197.10	143.56	1,348,080	3.25
2022	7,777,100	18,315,893	2,749,487	6,719,935	164.60	129.63	1,235,757	2.81
2021	9,035,393	15,389,401	2,667,811	14,063,683	144.68	132.83	1,110,968	2.56

Company Selected Measure Name	diluted EPS
Named Executive Officers, Footnote	For purposes of this table the principal executive officer (PEO) and non-PEO NEOs are as follows:

Fiscal Year	PEO	Non-PEO NEOs

2025	Todd M. Schneider	Scott D. Farmer, J. Michael Hansen, James N. Rozakis, D. Brock Denton
2024	Todd M. Schneider	Scott D. Farmer, J. Michael Hansen, James N. Rozakis, D. Brock Denton
2023	Todd M. Schneider	Scott D. Farmer, J. Michael Hansen, Michael L. Thompson, D. Brock Denton
2022	Todd M. Schneider	Scott D. Farmer, J. Michael Hansen, Michael L. Thompson, D. Brock Denton
2021	Scott D. Farmer	Todd M. Schneider, J. Michael Hansen, Michael L. Thompson, Thomas E. Frooman

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of four comparison companies used for the stock performance graph on page 18 of our Annual Report on Form 10-K for the fiscal year ended May 31, 2025 (ABM Industries, Aramark, Rollins, Inc. and UniFirst Corporation).
PEO Total Compensation Amount	$ 9,249,676	$ 8,797,474	$ 7,570,256	$ 7,777,100	$ 9,035,393
PEO Actually Paid Compensation Amount	$ 34,558,802	34,924,915	19,652,770	18,315,893	15,389,401
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total Summary Compensation Table compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2025	9,249,676	(5,589,531)	30,898,657	34,558,802
2024	8,797,474	(5,083,041)	31,210,482	34,924,915
2023	7,570,256	(4,442,984)	16,525,498	19,652,770
2022	7,777,100	(4,822,899)	15,361,692	18,315,893
2021	9,035,393	(5,058,293)	11,412,301	15,389,401
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)    The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Unvested Covered Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2025	10,498,275	18,297,427	—	2,102,955	30,898,657
2024	12,284,138	18,000,062	—	926,282	31,210,482
2023	9,556,114	6,916,705	—	52,679	16,525,498
2022	8,399,186	5,134,815	—	1,827,691	15,361,692
2021	10,568,018	—	—	844,283	11,412,301

Non-PEO NEO Average Total Compensation Amount	$ 2,646,724	3,446,319	2,837,688	2,749,487	2,667,811
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,732,212	11,645,926	6,352,215	6,719,935	14,063,683
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total Summary Compensation Table compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote three.

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards(a) ($)	Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,646,724	(1,148,783)	9,234,271	10,732,212
2024	3,446,319	(1,707,327)	9,906,934	11,645,926
2023	2,837,688	(1,319,175)	4,833,702	6,352,215
2022	2,749,487	(1,258,646)	5,229,094	6,719,935
2021	2,667,811	(1,258,330)	12,654,202	14,063,683
(a)    The grant date fair value of equity awards represents the average of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)    The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Unvested Covered Year Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Prior Year Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)

2025	2,124,356	6,655,927	—	453,988	9,234,271
2024	3,737,731	5,798,522	—	370,681	9,906,934
2023	2,836,813	1,975,658	—	21,231	4,833,702
2022	2,433,694	1,624,432	—	1,170,968	5,229,094
2021	2,412,208	8,129,869	—	2,112,125	12,654,202

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Diluted EPS •Sales Growth
Total Shareholder Return Amount	$ 384.67	285.69	197.10	164.60	144.68
Peer Group Total Shareholder Return Amount	203.00	150.41	143.56	129.63	132.83
Net Income (Loss)	$ 1,812,281,000	$ 1,571,592,000	$ 1,348,080,000	$ 1,235,757,000	$ 1,110,968,000
Company Selected Measure Amount	4.40	3.79	3.25	2.81	2.56
PEO Name	Todd M. Schneider	Todd M. Schneider	Todd M. Schneider	Todd M. Schneider	Scott D. Farmer
Additional 402(v) Disclosure	Represents the amount of total compensation reported for the PEO for each corresponding fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. Represents the average of the amounts reported for Cintas' non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Non-GAAP Measure Description	Under the Management Incentive Plan, annual incentive calculations for achievement of financial goals are based on actual results, subject to adjustment at the discretion of the Compensation Committee to exclude extraordinary items that are not operational, such as accounting principle changes or revenue from an acquisition that was not in the business plan. Fiscal 2022 diluted EPS is a non-GAAP adjusted financial measure that excludes the impact of special gains and the related income tax impact. In fiscal years 2025, 2024, 2023 and 2021, there were no such special gains, so no adjustments were made.
Measure:: 2
Pay vs Performance Disclosure
Name	Sales Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,589,531)	$ (5,083,041)	$ (4,442,984)	$ (4,822,899)	$ (5,058,293)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,898,657	31,210,482	16,525,498	15,361,692	11,412,301
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,498,275	12,284,138	9,556,114	8,399,186	10,568,018
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,297,427	18,000,062	6,916,705	5,134,815	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102,955	926,282	52,679	1,827,691	844,283
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,148,783)	(1,707,327)	(1,319,175)	(1,258,646)	(1,258,330)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,234,271	9,906,934	4,833,702	5,229,094	12,654,202
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,124,356	3,737,731	2,836,813	2,433,694	2,412,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,655,927	5,798,522	1,975,658	1,624,432	8,129,869
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 453,988	$ 370,681	$ 21,231	$ 1,170,968	$ 2,112,125